Note 7 - Long-term Debt (Details Textual) - USD ($)		12 Months Ended
	Jan. 20, 2023	Mar. 31, 2023	Mar. 31, 2022	Jul. 31, 2021	Mar. 24, 2021	May 28, 2020
Long-Term Line of Credit		$ 180,598,000	$ 20,508,000
Accounts Receivable, Vegetable and Fruit Products Sold, Standard Payment Term (Month)			3 months
Accounts Receivable, Vegetable and Fruit Products Sold, Maximum Payment Term (Month)			7 months
Long-Term Debt		443,314,000
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval		50,000
Dividends, Preferred Stock, Cash		23,000
Pledged Assets Not Separately Reported, Fixed Assets		949,700,000
Term Loan A-1 [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.3012%
Long-Term Debt	$ 100,000,000	88,932,000	$ 92,900,000
Debt Issuance Costs, Net		68,000	100,000
Debt Instrument, Maturity Date	Jun. 01, 2025
Term Loan A-2 [Member]
Long-Term Debt	$ 175,000,000	172,949,000	0
Debt Issuance Costs, Net	$ 600,000	551,000	$ (0)
Debt Instrument, Maturity Date	Jan. 20, 2028
Term Loan [Member]
Debt Agreements, Financial Covenants, Minimum EBITDA		75,000,000
Term Loan Payable to Farm Credit East ACA [Member]
Debt Instrument, Face Amount						$ 100,000,000.0
Debt Instrument, Interest Rate, Stated Percentage			3.30%
Debt Instrument, Periodic Payment, Principal			$ 1,000,000.0
Long-Term Debt		173,500,000
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity During Nonproduction Period				$ 300,000,000.0	$ 400,000,000
Line of Credit Facility, Maximum Borrowing Capacity During Production Period			$ 400,000,000.0
Long-Term Line of Credit		$ 180,600,000
Debt Instrument, Covenant, Maximum Percentage of Commitments for Available Line of Credit that Requires Minimum Fixed Charge Coverage Ratio		10.00%
Debt Instrument, Covenant, Maximum Amount for Available Line of Credit that Requires Minimum Fixed Charge Coverage Ratio		$ 25,000,000